Financial Instruments - Disclosure of Marketable Securities (Details) - Currency risk	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	100.00%	100.00%
USD
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	75.00%	76.00%
DKK
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	16.00%	15.00%
EUR
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	8.00%	8.00%
GBP
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	1.00%	1.00%